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                            RESERVE TAX-EXEMPT TRUST

     I, the undersigned, a duly elected officer of Reserve Tax-Exempt Trust, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed June 23, 2003, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 2nd day of July, 2003.

                 RESERVE TAX-EXEMPT TRUST

                By: /s/ Leonard Wallace
                    ------------------------
                    Name: Leonard Wallace
                    Title: Compliance Director